UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/10 (Unaudited)

COMMON STOCKS (92.2%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Omnicom Group, Inc.	360,900	$12,635,109
		12,635,109

Aerospace and defense (2.7%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	143,500	3,557,365
Northrop Grumman Corp.	377,900	20,451,948
Raytheon Co.	780,300	34,270,776
United Technologies Corp.	327,900	21,382,359
		79,662,448

Automotive (1.0%)
TRW Automotive Holdings Corp. (NON)	804,600	27,967,896
		27,967,896

Banking (9.7%)
Bank of America Corp.	2,924,196	36,406,240
Bank of New York Mellon Corp. (The)	898,000	21,794,460
JPMorgan Chase & Co.	2,264,391	82,333,257
Popular, Inc. (Puerto Rico) (NON)	2,780,865	7,119,014
State Street Corp.	2,121,900	74,436,252
U.S. Bancorp	776,000	16,140,800
Wells Fargo & Co.	1,822,450	42,918,698
		281,148,721

Biotechnology (0.7%)
Amgen, Inc. (NON)	74,200	3,787,168
Genzyme Corp. (NON)	227,700	15,964,047
		19,751,215

Broadcasting (0.3%)
DISH Network Corp. Class A	523,000	9,387,850
		9,387,850

Building materials (--%)
Masco Corp.	77,900	817,171
		817,171

Cable television (2.2%)
Comcast Corp. Special Class A	2,254,000	36,221,780
DIRECTV Class A (NON)	501,800	19,028,256
Time Warner Cable, Inc.	158,700	8,190,507
		63,440,543

Chemicals (1.8%)
Ashland, Inc.	280,500	13,032,030
Celanese Corp. Ser. A	205,100	5,476,170
CF Industries Holdings, Inc.	9,500	878,750
Huntsman Corp.	96,200	876,382
Lubrizol Corp. (The)	329,700	30,764,307
		51,027,639

Commercial and consumer services (0.5%)
Dun & Bradstreet Corp. (The)	224,900	14,820,910
		14,820,910

Communications equipment (0.9%)
Harris Corp.	285,800	12,023,606
Qualcomm, Inc.	372,500	14,270,475
		26,294,081

Computers (2.5%)
Brocade Communications Systems, Inc. (NON)	116,200	583,324
Dell, Inc. (NON)	1,702,600	20,039,602
EMC Corp. (NON)	1,088,218	19,849,096
Hewlett-Packard Co.	15,100	581,048
IBM Corp.	248,100	30,573,363
		71,626,433

Conglomerates (1.1%)
Tyco International, Ltd. (S)	887,600	33,089,728
		33,089,728

Consumer (0.4%)
Jarden Corp.	396,800	10,689,792

		10,689,792

Consumer finance (2.3%)
Discover Financial Services	4,531,624	65,753,864
		65,753,864

Consumer goods (2.3%)
Avon Products, Inc.	114,300	3,326,130
Fortune Brands, Inc.	43,800	1,961,802
Kimberly-Clark Corp. (S)	902,000	58,088,800
Newell Rubbermaid, Inc.	170,500	2,560,910
		65,937,642

Containers (0.4%)
Owens-Illinois, Inc. (NON)	408,700	10,242,022
		10,242,022

Electric utilities (4.5%)
Ameren Corp.	987,500	27,719,125
Edison International	159,200	5,373,000
Great Plains Energy, Inc.	1,533,638	28,356,967
NV Energy, Inc.	2,258,900	28,913,920
Pepco Holdings, Inc.	2,253,300	40,446,735
		130,809,747

Electrical equipment (1.0%)
Emerson Electric Co.	110,700	5,164,155
Hubbell, Inc. Class B	498,300	22,413,534
		27,577,689

Electronics (1.4%)
Integrated Device Technology, Inc. (NON)	913,300	4,676,096
Intel Corp.	87,600	1,552,272
Sensata Technologies Holding NV (Netherlands) (NON)	153,400	2,587,858
Texas Instruments, Inc.	1,340,800	30,878,624
		39,694,850

Energy (oil field) (0.5%)
National Oilwell Varco, Inc.	395,600	14,870,604
		14,870,604

Financial (1.3%)
Assurant, Inc.	1,068,800	39,075,328
		39,075,328

Food (1.2%)
Campbell Soup Co.	570,206	21,245,876
Kraft Foods, Inc. Class A	441,800	13,231,910
Tyson Foods, Inc. Class A	18,800	307,944
		34,785,730

Forest products and packaging (1.7%)
Bemis Co., Inc.	230,700	6,660,309
International Paper Co.	1,125,500	23,027,730
Sonoco Products Co.	645,900	20,313,555
		50,001,594

Health-care services (2.0%)
Aetna, Inc.	811,700	21,688,624
McKesson Corp.	446,000	25,890,300
Omnicare, Inc.	55,500	1,065,600
Quest Diagnostics, Inc.	69,800	3,036,300
WellPoint, Inc. (NON)	105,300	5,231,304
		56,912,128

Insurance (4.1%)
Aflac, Inc.	101,300	4,786,425
Allied World Assurance Company Holdings, Ltd. (Bermuda)	110,700	5,575,959
Alterra Capital Holdings, Ltd. (Bermuda)	62,200	1,153,188
Assured Guaranty, Ltd. (Bermuda)	1,290,421	19,937,004
Hartford Financial Services Group, Inc. (The)	1,921,100	38,729,376
MetLife, Inc.	183,200	6,888,320
PartnerRe, Ltd.	76,599	5,702,796
Prudential Financial, Inc.	403,600	20,410,052
Validus Holdings, Ltd. (Bermuda)	670,900	17,087,823
		120,270,943

Investment banking/Brokerage (2.0%)
Goldman Sachs Group, Inc. (The)	98,900	13,543,366
Invesco, Ltd.	453,500	8,208,350
Morgan Stanley	1,483,500	36,627,615
		58,379,331

Lodging/Tourism (0.2%)

Wyndham Worldwide Corp.	235,100	5,451,969
		5,451,969

Machinery (0.2%)
Parker Hannifin Corp.	93,500	5,531,460
		5,531,460

Manufacturing (1.0%)
Dover Corp.	87,700	3,925,452
Ingersoll-Rand PLC	757,600	24,644,728
		28,570,180

Media (3.5%)
Interpublic Group of Companies, Inc. (The) (NON)	4,731,200	40,357,136
Time Warner, Inc.	1,270,100	38,077,598
Viacom, Inc. Class B	734,600	23,081,132
		101,515,866

Medical technology (1.6%)
Baxter International, Inc.	71,600	3,047,296
Boston Scientific Corp. (NON)	2,679,500	13,906,605
Covidien PLC (Ireland)	333,575	11,788,541
Medtronic, Inc.	603,700	19,004,476
		47,746,918

Oil and gas (11.6%)
Apache Corp.	282,900	25,418,565
Chevron Corp.	2,038,400	151,167,744
Hess Corp.	112,600	5,658,150
Marathon Oil Corp.	520,700	15,876,143
Newfield Exploration Co. (NON)	149,400	7,172,694
Royal Dutch Shell PLC ADR (United Kingdom) (S)	506,200	26,853,910
Seadrill, Ltd. (Norway) (S)	155,500	3,604,490
Total SA (France)	2,162,469	100,630,939
		336,382,635

Pharmaceuticals (7.6%)
Abbott Laboratories	1,971,200	97,259,008
Merck & Co., Inc.	416,600	14,647,656
Pfizer, Inc.	6,792,400	108,202,932
		220,109,596

Power producers (1.1%)
AES Corp. (The) (NON)	3,209,300	32,863,232
		32,863,232

Publishing (0.6%)
R. R. Donnelley & Sons Co.	1,123,000	17,007,835
		17,007,835

Real estate (1.7%)
Annaly Capital Management, Inc. (R) (S)	1,722,200	29,931,836
Chimera Investment Corp. (R)	2,887,400	11,347,482
MFA Financial, Inc. (R)	425,600	3,136,672
ProLogis Trust (R)	352,800	3,827,880
		48,243,870

Regional Bells (2.6%)
AT&T, Inc.	2,719,400	73,505,382
Verizon Communications, Inc.	71,500	2,109,965
		75,615,347

Restaurants (0.2%)
Brinker International, Inc.	312,478	4,921,529
Darden Restaurants, Inc.	14,900	614,774
		5,536,303

Retail (3.2%)
Bed Bath & Beyond, Inc. (NON)	32,800	1,179,816
Big Lots, Inc. (NON)	880,400	27,521,304
CVS Caremark Corp.	1,238,200	33,431,400
Foot Locker, Inc.	170,500	2,001,670
Lowe's Cos., Inc.	365,900	7,427,770
Macy's, Inc.	461,800	8,977,392
Office Depot, Inc. (NON)	748,000	2,550,680
OfficeMax, Inc. (NON)	991,300	9,655,262
		92,745,294

Schools (0.1%)
Career Education Corp. (NON) (S)	152,900	2,680,337
		2,680,337

Semiconductor (0.9%)
Atmel Corp. (NON)	2,347,500	13,615,500

KLA-Tencor Corp.			447,200	12,526,072
				26,141,572

Shipping (0.1%)
Overseas Shipholding Group (S)			113,000	3,638,600
				3,638,600

Software (3.0%)
BMC Software, Inc. (NON)			96,800	3,490,608
CA, Inc.			1,054,200	18,986,142
Microsoft Corp.			2,617,788	61,465,662
Parametric Technology Corp. (NON)			167,851	2,861,860
				86,804,272

Textiles (0.5%)
Hanesbrands, Inc. (NON)			558,100	13,360,914
				13,360,914

Tire and rubber (0.8%)
Goodyear Tire & Rubber Co. (The) (NON)			2,671,100	24,680,964
				24,680,964

Tobacco (2.2%)
Lorillard, Inc.			12,000	912,120
Philip Morris International, Inc.			1,235,900	63,574,696
				64,486,816

Toys (0.5%)
Mattel, Inc.			684,300	14,363,457
				14,363,457

Trucks and parts (0.1%)
Autoliv, Inc. (Sweden) (NON) (S)			61,100	3,307,951
				3,307,951
Total common stocks (cost $2,533,534,089)				$2,673,456,396

CONVERTIBLE PREFERRED STOCKS (3.1%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			94,000	$5,087,280
Great Plains Energy, Inc. $6.00 cv. pfd.			502,551	30,992,320
PPL Corp. $4.75 cv. pfd. (NON)			574,560	32,439,658
XL Group, Ltd. $2.688 cv. pfd.			805,270	21,798,659

Total convertible preferred stocks (cost $78,713,177)				$90,317,917

CONVERTIBLE BONDS AND NOTES (3.0%)(a)
			Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes
4 3/4s, 2014 (acquired various dates from 5/27/09 to
7/7/10 , cost $41,896,487) (RES)			$36,415,000	$50,116,144
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			3,813,000	5,300,451
MGIC Investment Corp. cv. sr. notes 5s, 2017			16,482,000	15,778,219
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029			11,596,000	15,946,819

Total convertible bonds and notes (cost $77,919,786)				$87,141,633

INVESTMENT COMPANIES (0.6%)(a)
			Shares	Value

Apollo Investment Corp.			1,831,000	$17,522,670

Total investment companies (cost $17,897,180)				$17,522,670

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

JPMorgan Chase & Co. (W)	10/28/18	$42.42	922,795	$11,101,224
Raytheon Co.	6/16/11	37.50	12,408	106,833

Total warrants (cost $11,948,931)				$11,208,057

SHORT-TERM INVESTMENTS (2.3%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)			58,023,063	$58,023,063
Putnam Money Market Liquidity Fund 0.15% (e)			9,569,812	9,569,812

Total short-term investments (cost $67,592,875)				$67,592,875

TOTAL INVESTMENTS

Total investments (cost $2,787,606,038) (b)				$2,947,239,548

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2009 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $2,898,388,452.

(b) The aggregate identified cost on a tax basis is $2,805,527,361, resulting in gross unrealized appreciation and depreciation of $346,684,311 and $204,972,124, respectively, or net unrealized appreciation of $141,712,187.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $50,116,144, or 1.7% of net assets.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Effective August 2010, cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management and is valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC.. At the close of the reporting period, the value of securities loaned amounted to $56,757,543 and the fund received cash collateral of $58,023,063. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $36,344 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $432,148,581 and $446,916,951, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$101,029,233	$--	$--

	Capital goods	154,891,750	--	--

	Communication services	139,055,890	--	--

	Conglomerates	33,089,728	--	--

	Consumer cyclicals	312,013,627	--	--

	Consumer staples	206,858,228	--	--

	Energy	250,622,300	100,630,939	--

	Financials	612,872,057	--	--

	Health care	344,519,857	--	--

	Technology	250,561,208	--	--

	Transportation	3,638,600	--	--

	Utilities and power	163,672,979	--	--

Total common stocks		2,572,825,457	100,630,939	--

Convertible bonds and notes		--	87,141,633	--

Convertible preferred stocks		--	90,317,917	--

Investment Companies		17,522,670	--	--

Warrants		11,208,057	--	--

Short-term investments		9,569,812	58,023,063	--

Totals by level		$2,611,125,996	$336,113,552	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$11,208,057	$--

Total	$11,208,057	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010